Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Douglas ($)(1)	Compensation Actually Paid to Douglas ($)(1)(2)(3)	Summary Compensation Table Total for Fowler ($)(1)	Compensation Actually Paid to Fowler ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($) (in thousands)	Adjusted EBITDA ($)(5) (in thousands)
							TSR ($)	Peer Group TSR ($)
2023	—	2,306,789	—	331,873	1,181,139	343,658	42.92	102.92	$102.92	$47,578
2022	1,600,378	970,891	1,951,380	821,879	1,161,724	718,719	104.30	105.55	$15,867	$55,899
2021	1,889,943	1,797,189	—	—	1,405,425	1,333,071	112.27	136.66	$18,430	$52,677
2020	1,274,209	990,996	—	—	1,023,409	801,007	102.85	123.94	$14,246	$43,387

(1)
J. Boyd Douglas was our PEO from May 17, 2006 to June 30, 2022. Christopher L. Fowler was our PEO from July 1, 2022 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023
Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Matt J. Chambless
David A. Dye	David A. Dye	David A. Dye	David A. Dye
Christopher L. Fowler	Christopher L. Fowler	Dawn M. Severance	Dawn M. Severance
Troy D. Rosser	Troy D. Rosser	Amaris McComas	Wes D. Cronkite
Troy D. Rosser

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for J. Boyd Douglas ($)	Exclusion of Stock Awards for J. Boyd Douglas ($)	Inclusion of Equity Values for J. Boyd Douglas ($)	Compensation Actually Paid to J. Boyd Douglas ($)
2022	1,600,378	(738,338)	108,851	970,891
2021	1,889,943	(726,843)	634,089	1,797,189
2020	1,274,209	(632,366)	349,153	990,996

Year	Summary Compensation Table Total for Christopher L. Fowler ($)	Exclusion of Stock Awards for Christopher L. Fowler ($)	Inclusion of Equity Values for Christopher L. Fowler ($)	Compensation Actually Paid to Christopher L. Fowler ($)
2023	2,306,789	(1,625,994)	(348,922)	331,873
2022	1,951,380	(1,238,352)	108,851	821,879

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non -PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2023	1,181,139	(657,440)	(180,041)	343,658
2022	1,161,724	(526,478)	83,473	718,719
2021	1,405,425	(629,160)	556,806	1,333,071
2020	1,023,409	(529,008)	306,606	801,007
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for J. Boyd Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for J. Boyd Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for J. Boyd Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for J. Boyd Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for J. Boyd Douglas ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for J. Boyd Douglas ($)	Total - Inclusion of Equity Values for J. Boyd Douglas ($)

2022	219,856	(159,850)	0	48,845	0	0	108,851
2021	699,890	(89,049)	0	23,248	0	0	634,089
2020	381,626	11,187	0	(43,660)	0	0	349,153

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher L. Fowler ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher L. Fowler ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher L. Fowler ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher L. Fowler ($)	Total - Inclusion of Equity Values for Christopher L. Fowler ($)

2023	239,478	(298,292)	0	8,236	(298,344)	0	(348,922)
2022	219,856	(159,850)	0	48,845	0	0	108,851

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	96,827	(111,716)	0	11,610	(176,762)	0	(180,041)
2022	156,771	(101,887)	0	28,589	0	0	83,473
2021	605,829	(76,579)	0	27,556	0	0	556,806
2020	333,411	10,833	0	(37,638)	0	0	306,606

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600
Health
Care Equipment & Services (Industry Group) (“S&P 600 Health Care Equipment & Services”), which we also utilize in the stock performance graph required by Item

201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year, in the Company and in the S&P 600 Health Care Equipment & Services, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021 or 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See “Tabular List of Most Important Financial Performance Measures” below for the definition of Adjusted EBITDA.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
J. Boyd Douglas was our PEO from May 17, 2006 to June 30, 2022. Christopher L. Fowler was our PEO from July 1, 2022 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023
Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Matt J. Chambless
David A. Dye	David A. Dye	David A. Dye	David A. Dye
Christopher L. Fowler	Christopher L. Fowler	Dawn M. Severance	Dawn M. Severance
Troy D. Rosser	Troy D. Rosser	Amaris McComas	Wes D. Cronkite
Troy D. Rosser

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600
Health
Care Equipment & Services (Industry Group) (“S&P 600 Health Care Equipment & Services”), which we also utilize in the stock performance graph required by Item

201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year, in the Company and in the S&P 600 Health Care Equipment & Services, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for J. Boyd Douglas ($)	Exclusion of Stock Awards for J. Boyd Douglas ($)	Inclusion of Equity Values for J. Boyd Douglas ($)	Compensation Actually Paid to J. Boyd Douglas ($)
2022	1,600,378	(738,338)	108,851	970,891
2021	1,889,943	(726,843)	634,089	1,797,189
2020	1,274,209	(632,366)	349,153	990,996

Year	Summary Compensation Table Total for Christopher L. Fowler ($)	Exclusion of Stock Awards for Christopher L. Fowler ($)	Inclusion of Equity Values for Christopher L. Fowler ($)	Compensation Actually Paid to Christopher L. Fowler ($)
2023	2,306,789	(1,625,994)	(348,922)	331,873
2022	1,951,380	(1,238,352)	108,851	821,879

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for J. Boyd Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for J. Boyd Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for J. Boyd Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for J. Boyd Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for J. Boyd Douglas ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for J. Boyd Douglas ($)	Total - Inclusion of Equity Values for J. Boyd Douglas ($)

2022	219,856	(159,850)	0	48,845	0	0	108,851
2021	699,890	(89,049)	0	23,248	0	0	634,089
2020	381,626	11,187	0	(43,660)	0	0	349,153

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher L. Fowler ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher L. Fowler ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher L. Fowler ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher L. Fowler ($)	Total - Inclusion of Equity Values for Christopher L. Fowler ($)

2023	239,478	(298,292)	0	8,236	(298,344)	0	(348,922)
2022	219,856	(159,850)	0	48,845	0	0	108,851

Non-PEO NEO Average Total Compensation Amount			$ 1,181,139	$ 1,161,724	$ 1,405,425	$ 1,023,409
Non-PEO NEO Average Compensation Actually Paid Amount			$ 343,658	718,719	1,333,071	801,007
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non -PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2023	1,181,139	(657,440)	(180,041)	343,658
2022	1,161,724	(526,478)	83,473	718,719
2021	1,405,425	(629,160)	556,806	1,333,071
2020	1,023,409	(529,008)	306,606	801,007

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	96,827	(111,716)	0	11,610	(176,762)	0	(180,041)
2022	156,771	(101,887)	0	28,589	0	0	83,473
2021	605,829	(76,579)	0	27,556	0	0	556,806
2020	333,411	10,833	0	(37,638)	0	0	306,606

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P 600 Health Care Equipment & Services Index.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P 600 Health Care Equipment & Services Index.

Total Shareholder Return Amount			$ 42.92	104.3	112.27	102.85
Peer Group Total Shareholder Return Amount			102.92	105.55	136.66	123.94
Net Income (Loss)			$ 102,920	$ 15,867,000	$ 18,430,000	$ 14,246,000
Company Selected Measure Amount			47,578,000	55,899,000	52,677,000	43,387,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
			NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021 or 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See “Tabular List of Most Important Financial Performance Measures” below for the definition of Adjusted EBITDA.
J. Boyd Douglas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,600,378	$ 1,889,943	$ 1,274,209
PEO Actually Paid Compensation Amount			$ 2,306,789	970,891	$ 1,797,189	$ 990,996
PEO Name		J. Boyd Douglas			J. Boyd Douglas	J. Boyd Douglas
Christopher L. Flower [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,306,789	1,951,380
PEO Actually Paid Compensation Amount			$ 331,873	821,879
PEO Name	Christopher L. Fowler		Christopher L. Fowler
PEO | J. Boyd Douglas [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(738,338)	$ (726,843)	$ (632,366)
PEO | J. Boyd Douglas [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				108,851	634,089	349,153
PEO | J. Boyd Douglas [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				219,856	699,890	381,626
PEO | J. Boyd Douglas [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(159,850)	(89,049)	11,187
PEO | J. Boyd Douglas [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | J. Boyd Douglas [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				48,845	23,248	(43,660)
PEO | J. Boyd Douglas [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | J. Boyd Douglas [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Christopher L. Flower [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,625,994)	(1,238,352)
PEO | Christopher L. Flower [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(348,922)	108,851
PEO | Christopher L. Flower [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			239,478	219,856
PEO | Christopher L. Flower [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(298,292)	(159,850)
PEO | Christopher L. Flower [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Christopher L. Flower [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,236	48,845
PEO | Christopher L. Flower [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(298,344)	0
PEO | Christopher L. Flower [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(657,440)	(526,478)	(629,160)	(529,008)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(180,041)	83,473	556,806	306,606
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			96,827	156,771	605,829	333,411
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(111,716)	(101,887)	(76,579)	10,833
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,610	28,589	27,556	(37,638)
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(176,762)	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0